Summary of Significant Accounting Policies - Schedule of Amortization Expense (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Depreciation, Depletion and Amortization [Abstract]
Amortization expense	$ 54,000	$ 70,000	$ 53,000